Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent events

(23) Subsequent events

Acquisitions of quality insurance intermediaries companies

On January 3, 2023, the Group entered into definitive agreements with the existing shareholders of Zhongrong Smart Finance Information Technology Co., Ltd. (“Zhongrong”), to acquire 57.73% of the equity interests of Zhongrong. As of March 31, 2023, the Group has acquired 53.44% of the equity interests of Zhongrong with a capital contribution of RMB122.7 million to Zhongrong. Zhongrong is currently in the process of repurchasing its shares from certain of its existing shareholders which will result in its shareholding in Zhongrong ultimately increasing to 57.73%. In connection with the acquisition, 61,853,580 ordinary shares of the Company have been issued to the existing shareholders of Zhongrong as of March 31, 2023. The consideration, adjustable based on the achievement of certain performance targets in the next three years by Zhongrong, is subject to a lock-up period of three years and will be released from lock-up in two batches after 2025.

On February 6, 2023, the Group entered into a definitive agreement with the existing shareholders of Jilin Zhongji Shi’An Insurance Agency Co., Ltd (“Zhongji”), to acquire 51% of the equity interests of Zhongji. In connection with the acquisition, 13,660,720 ordinary shares of the Company have been issued to the existing shareholders of Zhongji as of March 31, 2023. The consideration, adjustable based on the achievement of certain performance targets in the next three years by Zhongji, is subject to a lock-up period of three years and will be released from lock-up in two batches after 2025.

On February 8, 2023, the Group entered into an another definitive agreement with the existing shareholders of Wuhan Taiping Online Insurance Agency Co., Ltd. (“Taiping”), to acquire 51% of the equity interests of Taiping. In connection with the acquisition, 9,107,140 ordinary shares of the Company have been issued to the existing shareholders of Taiping as of March 31, 2023. The consideration, adjustable based on the achievement of certain performance targets in the next three years by Taiping, is subject to a lock-up period of three years and will be released from lock-up in two batches after 2025.

The Group is in the process of assessing the accounting treatment of the above mentioned acquisitions.

Share incentive plan

On February 6, 2023, the board of directors (the “board”) has approved the grant options to purchase an aggregate of 13,680,000 ordinary shares to certain top agents who have met the requirements for Million Dollar Round Table (the “MDRT”) Membership. Pursuant to the MDRT share incentive program, the exercise price of these options is US$0.05 per ordinary share. The options are scheduled to vest over a two-year period starting from March 31, 2024, subject to the achievement of certain key performance indicators by the option holders and their continued service with the Group. The Group is in the process of assessing the accounting treatment of the above mentioned share incentive program.